INCOME AND EXPENSES (Tables)	12 Months Ended
Jun. 30, 2022
INCOME AND EXPENSES [Abstract]
Income and Expenses
		2022	July 20, 2020 to June 30, 2021
	Note	US$	US$
Finance income
Interest income		24,042	5,075
Net foreign exchange gain		377,003	-
		401,045	5,075

Finance costs
Interest expense		(45,541)	(3,097)
Other finance costs		(6,734)	(4,395)
		(52,275)	(7,492)

Depreciation and amortisation
Amortisation of right-of-use assets	7	(119,706)	(8,364)
Depreciation of property, plant and equipment	7	(33,728)	(960)
		(153,434)	(9,324)

Employee benefits expense
Wages and salaries		(2,739,427)	(509,474)
Employee benefits		(376,974)	(44,325)
Post-employment benefits		(67,496)	(8,929)
Share-based payment expenses		(8,340,328)	(4,084,764)
		(11,524,225)	(4,647,492)